UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.9%

Security	Principal Amount (000’s omitted)	Value
Education — 25.0%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,191,939
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	390	436,028
Delaware County Authority, (Villanova University), 5.00%, 8/1/35	750	869,370
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,708,860
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	873,330
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,805,737
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	493,847
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	993,912
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	619,786
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	871,628
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	289,563
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	648,870

		$10,802,870

General Obligations — 12.4%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,260,010
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,262,350
West York Area School District, 5.00%, 4/1/33	750	857,557

		$5,379,917

Hospital — 14.9%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$822,293
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,097,740
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	514,860
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,289,487
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	551,425
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	282,655
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	751,835
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	851,985
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	296,293

		$6,458,573

Housing — 1.6%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$183,575
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	512,775

		$696,350

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 11.7%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$540,660
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,530	1,625,625
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,000	1,008,360
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	500	544,970
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	408,728
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	953,697

		$5,082,040

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$469,038
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	712,695

		$1,181,733

Insured-Escrowed/Prerefunded — 4.5%
Central Greene School District, (AGM), Prerefunded to 2/15/18, 5.00%, 2/15/35	$1,000	$1,086,260
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	143,230
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	555,205
Saxonburg Water and Sewer Authority, (AGC), Prerefunded to 3/1/16, 5.00%, 3/1/35	150	151,189

		$1,935,884

Insured-General Obligations — 28.1%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,410,675
Centennial School District, (AGM), 5.25%, 12/15/37	660	734,012
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	544,730
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	850,500
Luzerne County, (AGM), 5.00%, 11/15/29	250	284,085
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,190,810
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,480,266
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,630,665
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,059,560
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,443,989
State Public School Building Authority, (Harrisburg School District), (AGC), 5.00%, 11/15/33	415	453,192
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	96,050

		$12,178,534

Insured-Hospital — 4.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$320,715
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,734,016

		$2,054,731

Insured-Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,116,570

		$1,116,570

Insured-Lease Revenue/Certificates of Participation — 4.2%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$550,470
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,271,984

		$1,822,454

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 3.1%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,130,280
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	194,341

		$1,324,621

Insured-Transportation — 5.5%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$312,744
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	2,100	2,078,160

		$2,390,904

Insured-Utilities — 2.2%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$941,237

		$941,237

Insured-Water and Sewer — 10.2%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$315,120
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	565,780
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,250	843,988
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,455,034
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,238,054

		$4,417,976

Senior Living/Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$202,868

		$202,868

Special Tax Revenue — 4.4%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,778,025
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	124,149

		$1,902,174

Transportation — 8.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$516,666
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	811,110
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,124,010
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	500	568,855
Philadelphia Airport Revenue, 5.25%, 6/15/27	500	561,055

		$3,581,696

Water and Sewer — 3.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$568,900
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	839,863

		$1,408,763

Total Tax-Exempt Investments — 149.9% (identified cost $59,444,263)		$64,879,895

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.9)%		$(1,275,060)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (47.2)%		$(20,450,000)

Other Assets, Less Liabilities — 0.2%		$137,204

Net Assets Applicable to Common Shares — 100.0%		$43,292,039

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 53.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 23.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $862,350

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Mar-16	$(3,071,525)	$(3,075,000)	$(3,475)

						$(3,475)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $3,475.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,859,413

Gross unrealized appreciation	$5,749,874
Gross unrealized depreciation	(119,392)

Net unrealized appreciation	$5,630,482

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,879,895	$—	$64,879,895
Total Investments	$—	$64,879,895	$—	$64,879,895

Liability Description
Futures Contracts	$(3,475)	$—	$—	$(3,475)
Total	$(3,475)	$—	$—	$(3,475)

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at December 31, 2015 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at December 31, 2015.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016